Financial Assets and Other Non-current Assets	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Assets and Other Non-current Assets	Financial assets and other non-current assets
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Non-current financial assets (Note 16)	5,201	6,219
Investments	616	497
Credits and other financial assets	741	981
Deposits and guarantees	966	1,163
Trade receivables	1,049	1,019
Receivables for subleases	14	19
Impairment of trade receivables	(125)	(128)
Long-term derivative financial assets (Note 19)	1,940	2,668
Other non-current assets	2,067	1,882
Contractual assets (Note 23)	325	359
Deferred expenses (Note 23)	1,001	854
Long-term receivables for taxes	354	345
Prepayments	387	324
Total	7,268	8,101
Non-current financial assets
The movement in investments, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2023 and 2022, is as follows:

Millions of euros	Investments	Other long-term credits	Deposits and guarantees	Trade receivables	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/2021	479	890	1,254	752	27	(112)
Additions	12	503	64	616	4	(10)
Disposals	(74)	(94)	(33)	(162)	(4)	3
Translation differences	(1)	2	69	12	1	(13)
Fair value adjustments and financial updates	80	64	26	(2)	—	—
Transfers and other	1	(384)	(217)	(197)	(9)	4
Balance at 12/31/2022	497	981	1,163	1,019	19	(128)
Additions	17	114	9	610	4	(38)
Disposals	(17)	(310)	(111)	(303)	(1)	16
Translation differences	(1)	(17)	30	37	—	(11)
Fair value adjustments and financial updates	115	26	35	1	—	—
Transfers and other	5	(53)	(160)	(315)	(8)	36
Balance at 12/31/2023	616	741	966	1,049	14	(125)
Investments
“Investments” includes the fair value of investments in companies where Telefónica exercises no significant influence or control and for which there is no specific short-term disposal plan (see Note 3.i).
The Telefónica Group’s shareholding in Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) amounted to 363 million euros (249 million euros at December 31, 2022), representing 0.76% of its share capital at December 31, 2023 (0.73% at December 31, 2022).
At December 31, 2023, Telefónica maintains a 0.59% stake in the share capital of China Unicom (Hong Kong) Limited, valued at 103 million euros (same percentage at December 31, 2022, valued at 105 million euros).
On May 19, 2022 Telefónica signed an agreement with the company Global Alconaba, S.L., for the sale of 50,147,058 shares of Promotora de Informaciones, S.A. (PRISA), equivalent to 7.076% of its share capital. As a result of this sale, 71 million euros of losses from financial assets measured at fair value through comprehensive income were reclassified to retained earnings. On June 21, 2023 the Company has sold its total remaining shares in this investment.
Other long-term credits
This line item includes long-term financial assets of Telefónica Germany amounting to 114 million euros and 104 million euros at December 31, 2023 and 2022, respectively, most of them related to reimbursement rights to cover pension obligations of the company but do not represent "plan assets" in accordance with IAS 19 (see Note 24).
Additionally, at December 31, 2023 this line includes 112 million euros of loans granted by Colombia Telecomunicaciones, S.A. ESP BIC to the associate company Álamo Holdco, S.L. (82 million euros included in additions for the year 2022, see Note 10).
Additions in 2023 includes 44,187 million Chilean pesos (46 million euros) corresponding to the indefinite-term loan granted by Telefónica Chile, S.A. to the associate HoldCo Infraco, SpA for the acquisition of the fiber optic assets owned by Entel (see Note 10). Additionally, at December 31, 2023 includes 75 million euros corresponding to the subordinated debt granted by Telefónica Chile to the associate company HoldCo Infraco, SpA. generated by the sale of 40% of the fiber optic business (75 million euros as of December 31, 2022, see Note 10).
Additionally at December 31, 2023 includes the collection right arising from Telxius with American Tower Corporation as a result of the sale of the telecommunications towers division in Europe (Spain and Germany) in June 2021 amounting to 269 million euros (264 million euros at December 31, 2022).
Additions for the year 2022 included financial instruments (Federal Treasury Certificates) of Pegaso PCS, S.A. de C.V. amounted to 260 million euros, for the purpose of securing certain legal proceedings with the Mexican tax Administration Service. These instruments were classified as long-term based on the estimated term of the proceedings and accrue interest according to the time elapsed. Derived from the judicial resolution that exempts Pegaso PCS, S.A. de C.V. from securing the amount in dispute, the aforementioned financial instruments were cancelled, and the collection was received in July 2023 and registered as disposals in 2023 for an amount of 287 million euros (see Note 28).
Transfers for the year 2022 included the short-term transfer of the notes issued by the international issue platform Single Platform Investment Repackaging Entity, S.A. ("Spire") for an amount of 313 million euros, all of which were registered at December 31, 2022 in "Other current financial assets" for an amount of 939 million euros (see Note 15).
The vast majority of long-term credits, recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next twelve months.
Deposits and guarantees
Telefónica Brazil has non-current judicial deposits amounting to 531 million euros (see Note 24) at December 31, 2023 (501 million euros at December 31, 2022).
At December 31, 2023, there were deposits related to the collateral guarantees on derivatives (CSA) signed by Telefónica, S.A. and its counterparties for the credit risk management of derivatives amounting to 273 million euros, not having cross currency swap (365 million euros at December 31, 2022 that included 42 million euros related to cross currency swap).
In relation with collateral contracts, there is an additional guarantee of 51,988 bonds issued by Telefónica Emisiones, S.A.U. deposited in a securities account owned by Telefónica, S.A. with a notional of 47 million euros at December 31, 2023 (79,034 bonds for a nominal amount of 78 million euros at December 31, 2022).
The vast majority of deposits and guarantees recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.
Trade receivables
"Additions" for the year in 2022 included trade receivables amounting to 69 million euros from Colombia Telecomunicaciones, S.A. ESP BIC to the associate Onnet Fibra Colombia SAS, (29 million euros and 59 million euros at December 31, 2023 and December 31, 2022, respectively, see Note 10).
At December 31, 2023 includes Telefónica Germany trade receivables at fair value through other comprehensive income for an amount of 280 million euros (292 million euros as of December 31, 2022, see Note 16).
The breakdown of financial assets of the Telefónica Group at December 31, 2023 is as follows:

December 31, 2023
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	224	—	289	578	1,785	537	2,326	13	2,325	5,201	5,201
Investments	38	—	—	578	—	510	106	—	—	616	616
Credits and other financial assets	31	—	9	—	—	27	—	13	701	741	741
Deposits and guarantees	—	—	—	—	—	—	—	—	966	966	966
Derivative instruments	155	—	—	—	1,785	—	1,940	—	—	1,940	1,940
Trade receivables	—	—	280	—	—	—	280	—	769	1,049	924
Trade receivables for subleases	—	—	—	—	—	—	—	—	14	14	14
Impairment of trade receivables	—	—	—	—	—	—	—	—	(125)	(125)	—
Current financial assets	291	—	945	—	271	293	1,214	—	14,152	15,659	15,659
Trade receivables (Note 14)	—	—	854	—	—	—	854	—	9,568	10,422	7,430
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,992)	(2,992)	—
Other current financial assets (Note 15)	291	—	91	—	271	293	360	—	425	1,078	1,078
Cash and cash equivalents	—	—	—	—	—	—	—	—	7,151	7,151	7,151
Total	515	—	1,234	578	2,056	830	3,540	13	16,477	20,860	20,860
The breakdown of financial assets of the Telefónica Group at December 31, 2022 was as follows:

December 31, 2022
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	323	—	350	465	2,404	464	3,067	11	2,677	6,219	6,219
Investments	32	—	—	465	—	390	107	—	—	497	497
Credits and other financial assets	27	—	58	—	—	74	—	11	896	981	981
Deposits and guarantees	—	—	—	—	—	—	—	—	1,163	1,163	1,163
Derivative instruments	264	—	—	—	2,404	—	2,668	—	—	2,668	2,668
Trade receivables	—	—	292	—	—	—	292	—	727	1,019	891
Trade receivables for subleases	—	—	—	—	—	—	—	—	19	19	19
Impairment of trade receivables	—	—	—	—	—	—	—	—	(128)	(128)	—
Current financial assets	405	—	833	—	466	181	1,513	10	15,325	17,029	17,029
Trade receivables (Note 14)	—	—	792	—	—	—	792	—	9,439	10,231	7,340
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,891)	(2,891)	—
Other current financial assets (Note 15)	405	—	41	—	466	181	721	10	1,532	2,444	2,444
Cash and cash equivalents	—	—	—	—	—	—	—	—	7,245	7,245	7,245
Total	728	—	1,183	465	2,870	645	4,580	21	18,002	23,248	23,248